Other Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Other Payables and Accrued Expenses [Abstract]
Schedule of other payable and accrued expenses
	December 31,
	2017	2018

Government authorities	$867	$253
Warranty provision	1,680	1,909
Professional services	470	412
Payment obligation related to acquisition	900	303
Restructuring	503	-
Provision for return	-	570
Accrued expenses	626	1,546

	$5,046	$4,993